Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2015
Components of total pension costs
Components of total benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2015	2014	2013	2015	2014	2013	2015	2014	2013
Total benefit costs (CHF million)
Service costs on benefit obligation	298	253	347	21	19	24	0	0	0
Interest costs on benefit obligation	189	338	304	129	134	122	7	7	8
Expected return on plan assets	(592)	(547)	(575)	(195)	(178)	(161)	0	0	0
Amortization of recognized prior service cost/(credit)	(85)	(88)	(92)	0	0	0	(23)	(9)	0
Amortization of recognized actuarial losses/(gains)	351	137	258	84	52	79	14	9	13
Net periodic benefit costs/(credits)	161	93	242	39	27	64	(2)	7	21
Settlement losses/(gains)	24	44	40	(1)	(2)	0	0	0	0
Curtailment losses/(gains)	(2)	(9)	(28)	0	0	0	0	0	0
Special termination benefits	9	17	19	0	0	0	0	0	0
Total benefit costs/(credits)	192	145	273	38	25	64	(2)	7	21

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2015	2014	2015	2014	2015	2014
PBO (CHF million) [1]
Beginning of the measurement period	15,661	13,473	3,539	2,843	178	168
Plan participant contributions	198	200	0	0	0	0
Service cost	298	253	21	19	0	0
Interest cost	189	338	129	134	7	7
Plan amendments	(302)	0	0	0	0	(32)
Settlements	(77)	(169)	0	(4)	0	0
Curtailments	(9)	(16)	0	0	0	0
Special termination benefits	9	17	2	1	0	0
Actuarial losses/(gains)	818	2,280	(97)	463	4	25
Benefit payments	(697)	(715)	(113)	(109)	(10)	(8)
Exchange rate losses/(gains)	0	0	(115)	192	1	18
End of the measurement period	16,088	15,661	3,366	3,539	180	178
Fair value of plan assets (CHF million)
Beginning of the measurement period	15,635	14,912	3,876	3,007	0	0
Actual return on plan assets	134	970	62	637	0	0
Employer contributions	409	437	19	135	10	8
Plan participant contributions	198	200	0	0	0	0
Settlements	(77)	(169)	0	(2)	0	0
Benefit payments	(697)	(715)	(113)	(109)	(10)	(8)
Exchange rate gains/(losses)	0	0	(132)	208	0	0
End of the measurement period	15,602	15,635	3,712	3,876	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	(486)	(26)	346	337	(180)	(178)
Funded status recognized in the consolidated balance sheet as of December 31	(486)	(26)	346	337	(180)	(178)
Total amount recognized (CHF million)
Noncurrent assets	0	0	825	822	0	0
Current liabilities	0	0	(9)	(8)	(11)	(10)
Noncurrent liabilities	(486)	(26)	(470)	(477)	(169)	(168)
Total amount recognized in the consolidated balance sheet as of December 31	(486)	(26)	346	337	(180)	(178)
ABO (CHF million) [2]
End of the measurement period	15,160	15,110	3,315	3,469	180	178
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2015	2014	2015	2014		2015	2014	2015	2014
CHF million
PBO	16,088	15,661	1,630	1,671		0	0	1,613	1,655
ABO	15,160	15,110	1,600	1,637		0	0	1,589	1,627
Fair value of plan assets	15,602	15,635	1,152	1,187		0	0	1,137	1,173
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2015	2014	2015	2014	2015	2014
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(4,629)	(3,960)	(43)	(50)	(4,672)	(4,010)
Prior service credit/(cost)	604	435	3	17	607	452
Total	(4,025)	(3,525)	(40)	(33)	(4,065)	(3,558)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2015 (CHF million)
Actuarial gains/(losses)	(1,312)	276	(1,036)	(4)	2	(2)	(1,038)
Prior service credit/(cost)	302	(64)	238	0	0	0	238
Amortization of actuarial losses/(gains)	435	(93)	342	14	(5)	9	351
Amortization of prior service cost/(credit)	(85)	18	(67)	(23)	9	(14)	(81)
Immediate recognition due to curtailment/settlement	30	(6)	24	0	0	0	24
Total	(630)	131	(499)	(13)	6	(7)	(506)
2014 (CHF million)
Actuarial gains/(losses)	(1,861)	424	(1,437)	(25)	9	(16)	(1,453)
Prior service credit/(cost)	0	0	0	32	(12)	20	20
Amortization of actuarial losses/(gains)	189	(43)	146	9	(3)	6	152
Amortization of prior service cost/(credit)	(88)	18	(70)	(9)	3	(6)	(76)
Immediate recognition due to curtailment/settlement	51	(10)	41	0	0	0	41
Total	(1,709)	389	(1,320)	7	(3)	4	(1,316)

Amounts in AOCI, net of tax, expected to be amortized in next fiscal year
Amounts in AOCI, net of tax, expected to be amortized in 2016
in 2016	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	322	6
Amortization of prior service cost/(credit)	(91)	0
Total	231	6

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2015	2014	2013	2015	2014	2013	2015	2014	2013
Net periodic benefit cost (%)
Discount rate	1.25	2.60	2.20	3.82	4.71	4.47	4.20	5.10	4.30
Salary increases	1.00	1.20	1.20	4.19	4.31	4.02	–	–	–
Expected long-term rate of return on plan assets	4.00	3.75	4.00	6.00	6.16	6.18	–	–	–
Benefit obligation (%)
Discount rate	0.90	1.25	2.60	4.05	3.82	4.71	4.50	4.20	5.10
Salary increases	1.00	1.00	1.20	3.56	4.19	4.31	–	–	–

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2015	2014	2013
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	8.00	8.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	0.2	1.3
One percentage point decrease in health care cost trend rates	(0.2)	(0.3)	(1.0)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	4	5	23
One percentage point decrease in health care cost trend rates	(4)	(4)	(19)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2022.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2015					2014
	Level 1		Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	982		171	0	1,153	2,983	0	0	2,983
Debt securities	725		3,399	2	4,126	421	2,939	0	3,360
of which governments	3		11	0	14	338	0	0	338
of which corporates	722		3,388	2	4,112	83	2,939	0	3,022
Equity securities	1,351		4,246	0	5,597	2,545	2,222	0	4,767
Real estate	0		647	1,156	1,803	0	534	1,146	1,680
of which direct	0		0	1,156	1,156	0	0	1,146	1,146
of which indirect	0		647	0	647	0	534	0	534
Alternative investments	255		0	2,668	2,923	508	87	2,250	2,845
of which private equity	0		0	739	739	0	0	692	692
of which hedge funds	0		0	1,135	1,135	0	0	953	953
of which other	255		0	794	1,049	508	87	605	1,200
Switzerland	3,313		8,463	3,826	15,602	6,457	5,782	3,396	15,635
Cash and cash equivalents	32		210	0	242	191	88	0	279
Debt securities	890		744	292	1,926	189	1,590	267	2,046
of which governments	368		7	0	375	8	562	0	570
of which corporates	522		737	292	1,551	181	1,028	267	1,476
Equity securities	339		520	77	936	216	666	0	882
Real estate – indirect	0		87	48	135	0	0	117	117
Alternative investments	(15)		308	79	372	0	386	58	444
of which hedge funds	0		78	79	157	0	111	58	169
of which other	(15)	[1]	230	0	215	0	275	0	275
Other investments	0		101	0	101	0	108	0	108
International	1,246		1,970	496	3,712	596	2,838	442	3,876
Total plan assets at fair value	4,559		10,433	4,322	19,314	7,053	8,620	3,838	19,511
1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2015 (CHF million)
Debt securities – corporates	267	2	(12)	2	0	35	0	294
Equity securities	0	77	0	0	0	0	0	77
Real estate	1,263	0	(87)	39	0	(12)	1	1,204
of which direct	1,146	0	0	26	0	(16)	0	1,156
of which indirect	117	0	(87)	13	0	4	1	48
Alternative investments	2,308	6	0	101	(35)	367	0	2,747
of which private equity	692	0	0	11	(26)	62	0	739
of which hedge funds	1,011	6	0	37	9	151	0	1,214
of which other	605	0	0	53	(18)	154	0	794
Total plan assets at fair value	3,838	85	(99)	142	(35)	390	1	4,322
of which Switzerland	3,396	2	0	126	(34)	336	0	3,826
of which International	442	83	(99)	16	(1)	54	1	496
2014 (CHF million)
Debt securities – corporates	177	2	0	(13)	17	65	19	267
Real estate	1,219	0	(2)	32	0	3	11	1,263
of which direct	1,123	0	0	23	0	0	0	1,146
of which indirect	96	0	(2)	9	0	3	11	117
Alternative investments	744	1,378	(5)	79	(1)	112	1	2,308
of which private equity	607	0	(1)	40	0	46	0	692
of which hedge funds	3	953	0	(10)	(1)	65	1	1,011
of which other	134	425	(4)	49	0	1	0	605
Total plan assets at fair value	2,140	1,380	(7)	98	16	180	31	3,838
of which Switzerland	1,862	1,378	(2)	111	0	47	0	3,396
of which International	278	2	(5)	(13)	16	133	31	442

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation
	Switzerland		International
December 31	2015	2014	2015	2014
Weighted-average plan asset allocation (%)
Cash and cash equivalents	7.4	19.1	6.5	7.2
Debt securities	26.4	21.5	51.9	52.7
Equity securities	35.9	30.5	25.2	22.8
Real estate	11.6	10.7	3.6	3.0
Alternative investments	18.7	18.2	10.0	11.5
Insurance	0.0	0.0	2.8	2.8
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation for 2016
	Switzerland	International
2016 (%)
Cash and cash equivalents	10.0	0.3
Debt securities	32.0	56.6
Equity securities	30.0	23.0
Real estate	10.0	4.2
Alternative investments	18.0	13.1
Insurance	0.0	2.8
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans
	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2016	1,122	11
2017	943	12
2018	932	12
2019	927	13
2020	938	13
For five years thereafter	4,870	62

Bank
Components of total pension costs
Components of total benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2015	2014	2013	2015	2014	2013
Total benefit costs (CHF million)
Service costs on benefit obligation	21	19	24	0	0	0
Interest costs on benefit obligation	129	134	122	7	7	8
Expected return on plan assets	(195)	(178)	(161)	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0	(23)	(9)	0
Amortization of recognized actuarial losses/(gains)	84	52	79	14	9	13
Net periodic benefit costs/(credits)	39	27	64	(2)	7	21
Settlement losses/(gains)	(1)	(2)	0	0	0	0
Total benefit costs/(credits)	38	25	64	(2)	7	21

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2015	2014	2015	2014
PBO (CHF million) [1]
Beginning of the measurement period	3,539	2,843	178	168
Service cost	21	19	0	0
Interest cost	129	134	7	7
Plan amendments	0	0	0	(32)
Settlements	0	(4)	0	0
Special termination benefits	2	1	0	0
Actuarial losses/(gains)	(97)	463	4	25
Benefit payments	(113)	(109)	(10)	(8)
Exchange rate losses/(gains)	(115)	192	1	18
End of the measurement period	3,366	3,539	180	178
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,876	3,007	0	0
Actual return on plan assets	62	637	0	0
Employer contributions	19	135	10	8
Settlements	0	(2)	0	0
Benefit payments	(113)	(109)	(10)	(8)
Exchange rate gains/(losses)	(132)	208	0	0
End of the measurement period	3,712	3,876	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	346	337	(180)	(178)
Funded status recognized in the consolidated balance sheet as of December 31	346	337	(180)	(178)
Total amount recognized (CHF million)
Noncurrent assets	825	822	0	0
Current liabilities	(9)	(8)	(11)	(10)
Noncurrent liabilities	(470)	(477)	(169)	(168)
Total amount recognized in the consolidated balance sheet as of December 31	346	337	(180)	(178)
ABO (CHF million) [2]
End of the measurement period	3,315	3,469	180	178
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2015	2014		2015	2014
CHF million
PBO	1,630	1,671		1,613	1,655
ABO	1,600	1,637		1,589	1,627
Fair value of plan assets	1,152	1,187		1,137	1,173
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2015	2014	2015	2014	2015	2014
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(569)	(606)	(43)	(50)	(612)	(656)
Prior service credit/(cost)	0	0	3	17	3	17
Total	(569)	(606)	(40)	(33)	(609)	(639)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2015 (CHF million)
Actuarial gains/(losses)	(36)	8	(28)	(4)	2	(2)	(30)
Amortization of actuarial losses/(gains)	84	(19)	65	14	(5)	9	74
Amortization of prior service cost/(credit)	0	0	0	(23)	9	(14)	(14)
Immediate recognition due to curtailment/settlement	(1)	0	(1)	0	0	0	(1)
Total	47	(11)	36	(13)	6	(7)	29
2014 (CHF million)
Actuarial gains/(losses)	(5)	35	30	(25)	9	(16)	14
Prior service credit/(cost)	0	0	0	32	(12)	20	20
Amortization of actuarial losses/(gains)	52	(14)	38	9	(3)	6	44
Amortization of prior service cost/(credit)	0	0	0	(9)	3	(6)	(6)
Total	47	21	68	7	(3)	4	72

Amounts in AOCI, net of tax, expected to be amortized in next fiscal year
Amounts in AOCI, net of tax, expected to be amortized in 2016
in 2016	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	33	6
Total	33	6

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2015	2014	2013	2015	2014	2013
Net periodic benefit cost (%)
Discount rate	3.82	4.71	4.47	4.20	5.10	4.30
Salary increases	4.19	4.31	4.02	–	–	–
Expected long-term rate of return on plan assets	6.00	6.16	6.18	–	–	–
Benefit obligation (%)
Discount rate	4.05	3.82	4.71	4.50	4.20	5.10
Salary increases	3.56	4.19	4.31	–	–	–

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2015	2014	2013
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	8.00	8.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	0.2	1.3
One percentage point decrease in health care cost trend rates	(0.2)	(0.3)	(1.0)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	4	5	23
One percentage point decrease in health care cost trend rates	(4)	(4)	(19)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2022.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2015					2014
	Level 1		Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	32		210	0	242	191	88	0	279
Debt securities	890		744	292	1,926	189	1,590	267	2,046
of which governments	368		7	0	375	8	562	0	570
of which corporates	522		737	292	1,551	181	1,028	267	1,476
Equity securities	339		520	77	936	216	666	0	882
Real estate – indirect	0		87	48	135	0	0	117	117
Alternative investments	(15)		308	79	372	0	386	58	444
of which hedge funds	0		78	79	157	0	111	58	169
of which other	(15)	[1]	230	0	215	0	275	0	275
Other investments	0		101	0	101	0	108	0	108
Total plan assets at fair value	1,246		1,970	496	3,712	596	2,838	442	3,876
1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2015 (CHF million)
Debt securities – corporates	267	0	(12)	2	0	35	0	292
Equity securities	0	77	0	0	0	0	0	77
Real estate – indirect	117	0	(87)	12	0	4	2	48
Alternative investments	58	6	0	1	(1)	15	0	79
of which hedge funds	58	6	0	1	(1)	15	0	79
Total plan assets at fair value	442	83	(99)	15	(1)	54	2	496
2014 (CHF million)
Debt securities – corporates	177	2	0	(13)	17	65	19	267
Real estate – indirect	94	0	0	9	0	3	11	117
Alternative investments	7	0	(4)	(10)	(1)	65	1	58
of which hedge funds	3	0	0	(10)	(1)	65	1	58
of which other	4	0	(4)	0	0	0	0	0
Total plan assets at fair value	278	2	(4)	(14)	16	133	31	442

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation
December 31	2015	2014
Weighted-average plan asset allocation (%)
Cash and cash equivalents	6.5	7.2
Debt securities	51.9	52.7
Equity securities	25.2	22.8
Real estate	3.6	3.0
Alternative investments	10.0	11.5
Insurance	2.8	2.8
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation for 2016
2016 (%)
Cash and cash equivalents	0.3
Debt securities	56.6
Equity securities	23.0
Real estate	4.2
Alternative investments	13.1
Insurance	2.8
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2016	82	11
2017	92	12
2018	98	12
2019	106	13
2020	122	13
For five years thereafter	722	62